Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:			Company Selected Performance Measure
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid for PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)(6)	(GAAP) Net Income (Loss) ($000s)(7)	Adjusted Operating Income (Loss) ($000s)(8)
2024	27,441,193	29,168,063	4,625,131	4,492,357	101.25	145.28	(200,649)	80,731
2023	16,310,205	12,079,152	3,038,025	2,642,673	79.10	144.03	505,680	(122,520)
2022	19,243,679	9,274,510	3,756,214	2,727,399	70.16	121.64	(190,147)	133,555
2021	8,323,840	(741,453)	3,228,102	3,411,600	111.96	230.15	(395,560)	(271,012)

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported for the PEO, Mr. Dolan, under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Dolan for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)The dollar amounts reported under “Average Summary Compensation Total for non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, David F. Byrnes, Jennifer Koester, Andrea Greenberg, David Granville-Smith, Gregory Brunner, and Gautam Ranji; (ii) for 2023, Andrea Greenberg, David Granville-Smith, Gautam Ranji, Gregory Brunner, David F. Byrnes, Jamal H. Haughton, and Philip G. D’Ambrosio; (iii) for 2022, Andrea Greenberg, David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, Andrew Lustgarten, Mark H. FitzPatrick, and Scott S. Packman; and (iv) for 2021, Andrew Lustgarten, Mark H. FitzPatrick, Scott S. Packman, and Philip G. D’Ambrosio.

Peer Group Issuers, Footnote	(6)As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2024 Form 10-K in accordance with Regulation S-K Item 201(e). The Peer Group Total Shareholder Return for 2021 has been revised from the number previously reported in the Pay versus Performance Table in order to correct an inadvertent mathematical error.
PEO Total Compensation Amount	$ 27,441,193	$ 16,310,205	$ 19,243,679	$ 8,323,840
PEO Actually Paid Compensation Amount	$ 29,168,063	12,079,152	9,274,510	(741,453)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported for Mr. Dolan under “Compensation Actually Paid” represent the amount of CAP to Mr. Dolan, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Dolan’s total compensation for the 2024 fiscal year to determine CAP:

James L. Dolan
2024 ($)
Total Compensation as reported in Summary Compensation Table	27,441,193
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(24,084,910)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	22,083,122
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	1,599,726
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year(b)	2,128,931
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to PEO*(b)	29,168,063
______________
*    Note: Numbers in rows may not sum due to rounding.
(a)Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target).
	(b)Includes change in fair value of Company awards granted prior to the MSGE Distribution.
Non-PEO NEO Average Total Compensation Amount	$ 4,625,131	3,038,025	3,756,214	3,228,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,492,357	2,642,673	2,727,399	3,411,600
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under “Average Compensation Actually Paid for non-PEO NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for the 2024 fiscal year determine the CAP:

NEO Averages
2024 ($)
Total Compensation as reported in Summary Compensation Table	4,625,131
Subtract change in pension value as reported in Summary Compensation Table	(3,217)
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(2,938,329)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	2,381,516
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	105,453
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	29,316
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year(b)	292,487
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs(b)	4,492,357
______________
(a)Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target).
(b)Includes change in fair value of Company awards granted prior to the MSGE Distribution.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The most important performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
•AOI;
•Revenue; and
	•Company strategic objectives.
Total Shareholder Return Amount	$ 101.25	79.10	70.16	111.96
Peer Group Total Shareholder Return Amount	145.28	144.03	121.64	230.15
Net Income (Loss)	$ (200,649,000)	$ 505,680,000	$ (190,147,000)	$ (395,560,000)
Company Selected Measure Amount	80,731,000	(122,520,000)	133,555,000	(271,012,000)
PEO Name	Mr. Dolan
Additional 402(v) Disclosure

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance.
CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-
Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for any fiscal year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period. The Total Shareholder Return for 2021 has been revised from the number previously reported in the Pay versus Performance Table in order to correct an inadvertent mathematical error. Reflects Net Income as reported in our Annual Report on Form 10-K for the relevant fiscal year. Net Income (Loss) Attributable to Sphere Stockholders was $(200,649) in 2024, $502,772 in 2023, $(194,395) in 2022, and $(377,192) in 2021.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices.
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance Table.

Net Income (Loss) Attributable to Stockholders	$ (200,649,000)	$ 502,772,000	$ (194,395,000)	$ (377,192,000)
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	Reflects adjusted operating income as defined in our Annual Report on Form 10-K for the relevant fiscal year. The adjusted operating income figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,084,910)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,083,122
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,599,726
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,128,931
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,217)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,938,329)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,381,516
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,453
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,316
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,487
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0